Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
ASSETS
Cash and deposits in banks	$ 2,803,288	$ 3,554,520
Cash items in process of collection	452,963	355,062
Financial derivative contracts	9,032,085	8,148,608
Financial assets held for trading	133,718	270,204
Loans and account receivable at amortized cost	33,303,100	31,775,420
Loans and account receivable at fair value through other comprehensive income	69,331	66,065
Debt instrument at fair value through other comprehensive income	7,162,542	4,010,272
Equity instruments at fair value through other comprehensive income	548	482
Investments in associates and other companies	10,396	10,177
Intangible assets	82,537	73,389
Property, plant, and equipment	240,854	250,761
Right of use assets	147,997	157,572
Current taxes		11,648
Deferred taxes	516,490	451,388
Other assets	1,747,374	1,439,146
TOTAL ASSETS	55,703,223	50,574,714
LIABILITIES
Deposits and other demand liabilities	14,560,893	10,297,432
Cash items in process of being cleared	361,631	198,248
Obligations under repurchase agreements	969,808	380,055
Time deposits and other time liabilities	10,581,791	13,192,817
Financial derivative contracts	9,018,660	7,390,654
Interbank borrowings	6,328,599	2,519,818
Issued debt instruments	8,204,177	9,500,723
Other financial liabilities	184,318	226,358
Lease liabilities	149,585	158,494
Current taxes	12,977
Deferred taxes	129,493	99,157
Provisions	330,664	326,130
Other liabilities	1,165,853	2,806,325
TOTAL LIABILITIES	51,998,449	47,096,211
EQUITY
Attributable to the shareholders of the Bank:	3,620,091	3,398,870
Capital	891,303	891,303
Reserves	2,343,580	2,122,742
Valuation adjustments	(25,293)	(8,856)
Retained earnings	410,501	393,681
Retained earnings from prior years	27,171	(39,683)
Income for the year	547,614	619,091
Minus: Provision for mandatory dividends	(164,284)	(185,727)
Non-controlling interest	84,683	79,633
TOTAL EQUITY	3,704,774	3,478,503
TOTAL LIABILITIES AND EQUITY	$ 55,703,223	$ 50,574,714